UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     203-541-4250
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Allan C. Teh                   Stamford, CT            2/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        8
                                               -------------

Form 13F Information Table Value Total:        $95,509
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE




                                                                                              FORM 13F INFORMATION TABLE
            COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
                                                              VALUE  SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000)        AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
.....................................................................................................................................

ANNALY CAP MGMT INC            NOTE  5.000% 5/1   035710AB8  25,281   25,000,000   PRN         SOLE              25,000,000
ARES CAP CORP                  NOTE  5.125% 6/0   04010LAD5   1,056    1,000,000   PRN         SOLE               1,000,000
ARES CAP CORP                  NOTE  5.750% 2/0   04010LAB9   2,411    2,244,000   PRN         SOLE               2,244,000
CEMEX SAB DE CV                NOTE  4.875% 3/1   151290AV5   7,625    7,000,000   PRN         SOLE               7,000,000
COMCAST HOLDINGS CORP          ZONES CV2% PCS     200300507  38,117      905,176   PRN         SOLE                 905,176
ICAHN ENTERPRISES LP/CORP      FRNT         8/1   451102AB3  20,276   20,100,000   PRN         SOLE              20,100,000
MOLYCORP INC DEL               NOTE  6.000% 9/0   608753AF6     234      250,000   PRN         SOLE                 250,000
PROSPECT CAPITAL CORPORATION   NOTE  5.500% 8/1   74348TAD4     509      500,000   PRN         SOLE                 500,000


